September 14, 2005

                               DIAMOND HILL FUNDS

                           Diamond Hill Small Cap Fund
                           Diamond Hill Large Cap Fund
                       Diamond Hill Focus Long-Short Fund
                       Diamond Hill Bank & Financial Fund
                       Diamond Hill Strategic Income Fund
                    Diamond Hill Short Term Fixed Income Fund

                  Supplement to Prospectus Dated April 30, 2005

TERMINATION OF DIAMOND HILL SHORT TERM FIXED INCOME FUND

Effective September 14, 2005, the Diamond Hill Short Term Fixed Income Fund is terminated. Delete all reference to this Fund.


CLASS A SHARES SALES CHARGE CHANGES

Effective September 14, 2005, the following front end sales charges apply:

Diamond Hill Small Cap Fund

Page 4: Maximum Front End Sales Charge Imposed on Purchases for Class A Shares is 5.00%.

Diamond Hill Large Cap Fund

Page 7: Maximum Front End Sales Charge Imposed on Purchases for Class A Shares is 5.00%.

Diamond Hill Focus Long-Short Fund

Page 10: Maximum Front End Sales Charge Imposed on Purchases for Class A Shares is 5.00%.

Diamond Hill Bank & Financial Fund

Page 14: Maximum Front End Sales Charge Imposed on Purchases for Class A Shares is 5.00%.

Diamond Hill Strategic Income Fund

Page 18: Maximum Front End Sales Charge Imposed on Purchases for Class A Shares is 3.50%.

Sales Charges

Delete the table at the bottom of page 34 and insert the following:

                                    Sales Charge as % of
                                    --------------------            Financial Intermediary
                                    Public           Net            Commission
                                    Offering         Amount         as % of Public
Amount of Investment                Price            Invested       Offering Price
                                    -----            --------       --------------
Less than $100,000                  5.00%            5.26%          4.75%
$100,000 but less than $250,000     4.00%            4.17%          3.75%
$250,000 but less than $500,000     3.00%            3.09%          2.75%
$500,000 but less than $750,000     2.00%            2.04%          1.75%
$750,000 but less than $1,000,000   1.00%            1.01%          0.75%
$1,000,000 or more                  None             None           None

Delete in its entirety the table at the top of page 35 concerning the Short Term Fixed Income Fund.


Delete the second table on page 35 and insert the following:

                                    Sales Charge as % of
                                    --------------------            Financial Intermediary
                                    Public           Net            Commission
                                    Offering         Amount         as % of Public
Amount of Investment                Price            Invested       Offering Price
                                    -----            --------       --------------
Less than $100,000                  3.50%            3.63%          3.25%
$100,000 but less than $250,000     2.75%            2.83%          2.50%
$250,000 but less than $500,000     2.00%            2.04%          1.75%
$500,000 but less than $750,000     1.25%            1.27%          1.00%
$750,000 but less than $1,000,000   0.50%            0.50%          0.25%
$1,000,000 or more                  None             None           None